Advances for Other Fixed Assets under Construction	12 Months Ended
Dec. 31, 2014
Advances For Other Fixed Assets Under Construction [Abstract]
Advances for Other Fixed Assets under Construction
9.      Advances for Other Fixed Assets under Construction:
Fujairah in-land storage facility: In July 2010, the Company assumed a 25-year terminal lease agreement, as a result of the transfer of all the shares of Aegean Oil Terminal Corporation from a related party. The agreement, signed by the Company's subsidiary, Aegean Oil Terminal Corporation, and the Municipality of Fujairah will be automatically renewed for an additional 25 years and was assumed to build an in-land storage facility in the United Arab Emirates. The Company has completed the construction of the facility in December 2014 and total construction cost was transferred to other fixed assets in the accompanying consolidated balance sheets. During the construction period, the Company has paid advances for construction of the in-land storage facility and other related costs amounting to $205,286 and capitalized financing costs amounting to $16,631.
Total interest cost capitalized for the years ended December 31, 2012, 2013 and 2014 was $2,356, $4,565 and $8,923 respectively.